Note 6 - Premises and Equipment - Premises and Equipment (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Premise and Equipment, Gross	$ 50,375,861	$ 49,553,228
Accumulated Depreciation	(22,736,431)	(21,583,968)
	27,639,430	27,969,260
Land [Member]
Premise and Equipment, Gross	9,668,722	9,668,722
Building [Member]
Premise and Equipment, Gross	26,893,354	25,239,165
Furniture and Fixtures [Member]
Premise and Equipment, Gross	13,090,366	12,461,043
Leasehold Improvements [Member]
Premise and Equipment, Gross	655,166	653,939
Construction in Progress [Member]
Premise and Equipment, Gross	$ 68,253	$ 1,530,359